Lease	12 Months Ended
Oct. 31, 2023
Lease [Abstract]
LEASE

Note 9 — LEASE

The Group has several operating leases for shipping and offices. The Group’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

Total lease expense for the years ended October 31, 2023, 2022 and 2021 amounted to $92,312, $98,555 and $64,894, respectively.

Supplemental balance sheet information related to operating leases was as follows:

	October 31, 2023	October 31, 2022

Right-of-use assets, net	$204,750	$-

Operating lease liabilities - current	$90,585	$-
Operating lease liabilities - non-current	109,492	-
Total operating lease liabilities	$200,077	$-

The weighted average remaining lease terms and discount rates for all of operating leases were as follows as of October 31, 2023:

Remaining lease term and discount rate:
Weighted average remaining lease term (years)	2.23 years
Weighted average discount rate	3.65%

Maturities of lease liabilities as follow:

Twelve months ending October 31,	Amount
2024	$96,371
2025	89,362
2026	22,778
Total future minimum lease payments	208,511
Less: imputed interest	8,434
Present value of lease liabilities	$200,077